TRADE AND OTHER ACCOUNTS PAYABLES (Details) - Schedule of composition of trade and other accounts payables - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current
Trade and other accounts payables	$ 1,966,633	$ 1,757,799
Accrued liabilities	2,893,520	564,326
Total trade and other accounts payables	$ 4,860,153	$ 2,322,125